U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23447

ALPHA ALTERNATIVE ASSETS FUND

(Exact name of registrant as specified in charter)

1615 South Congress Avenue, Suite 103

Delray Beach, Florida 33445

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (949) 326-9796

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item	1. Report to Shareholders

(a)

Alpha Alternative Assets Fund
AAACX

Semi-Annual Report

(Unaudited)

For the Six Months Ended March 31, 2023

Alpha Alternative Assets Fund, (AAACX)

Table of Contents
For the Period Ended March 31, 2023 (Unaudited)

Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12
Other Information	23

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

alphagrowthmgt.com

Alpha Alternative Assets Fund, (AAACX)

Schedule of Investments
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 29.2%
	AIRLINES — 2.4%
	Delta Air Lines, Inc.
$7,000	3.800%, 4/19/2023 (Callable 4/17/2023)[1]	$6,997
100,000	2.900%, 10/28/2024 (Callable 9/28/2024)[1]	96,089
257	U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/2024	257
		103,343
	AUTOMOBILES MANUFACTURING — 0.9%
	General Motors Financial Co., Inc.
31,000	5.403% (SOFR Rate+76 basis points), 3/8/2024[2]	30,773
9,000	5.440% (SOFR Rate+62 basis points), 10/15/2024[2]	8,867
		39,640
	BANKS — 3.4%
21,000	Fifth Third Bancorp 1.625%, 5/5/2023 (Callable 4/11/2023)[1]	20,917
125,000	Wells Fargo & Co. 4.480%, 1/16/2024	123,985
		144,902
	CABLE & SATELLITE — 1.3%
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.464% (3-Month USD Libor+165 basis points), 2/1/2024 (Callable 1/1/2024)1,2	56,222
	DIVERSIFIED BANKS — 0.5%
	Citigroup, Inc.
15,000	5.977% (3-Month USD Libor+110 basis points), 5/17/2024 (Callable 5/17/2023)[1,2]	15,000
5,000	5.985% (3-Month USD Libor+102 basis points), 6/1/2024 (Callable 6/1/2023)[1,2]	4,999
		19,999
	EXPLORATION & PRODUCTION — 2.6%
	Occidental Petroleum Corp.
100,000	6.950%, 7/1/2024	101,349
10,000	3.450%, 7/15/2024 (Callable 4/15/2024)[1]	9,655
		111,004
	FINANCIAL SERVICES — 0.9%
1,000	Morgan Stanley 5.209% (SOFR Rate+63 basis points), 1/24/2025 (Callable 1/24/2024)[1,2]	986
38,000	State Street Corp. 3.100%, 5/15/2023	37,889
		38,875
	FOOD & BEVERAGE — 2.7%
100,000	Conagra Brands, Inc. 0.500%, 8/11/2023 (Callable 5/1/2023)[1]	98,306
19,000	General Mills, Inc. 5.840% (3-Month USD Libor+101 basis points), 10/17/20232	19,074
		117,380

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Schedule of Investments
As of March 31, 2023 (Unaudited) (continued)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 28.8% (Continued)
	HARDWARE — 0.3%
$15,000	Hewlett Packard Enterprise Co. 2.250%, 4/1/2023[1]	$15,000
	INTEGRATED OILS — 1.8%
75,000	USX Corp. 8.125%, 7/15/2023	75,724
	METALS & MINING — 2.3%
100,000	Freeport-McMoRan, Inc. 4.550%, 11/14/2024 (Callable 8/14/2024)[1]	99,539
	PHARMACEUTICALS — 1.7%
72,000	Pfizer, Inc. 5.196% (3-Month USD Libor+33 basis points), 9/15/2023[2]	71,905
	PIPELINE — 0.3%
15,000	Enbridge, Inc. 5.240% (SOFR Index+63 basis points), 2/16/2024[2,3]	14,891
	PROPERTY & CASUALTY INSURANCE — 1.9%
55,000	Aon Global Ltd. 4.000%, 11/27/2023 (Callable 8/27/2023)[1,3]	54,484
30,000	Aspen Insurance Holdings Ltd. 4.650%, 11/15/2023[3]	29,781
		84,265
	SOFTWARE & SERVICES — 2.2%
100,000	VMware, Inc. 1.000%, 8/15/2024 (Callable 5/1/2023)[1]	94,366
	UTILITIES — 3.4%
150,000	Southern California Edison Co. 5.650% (SOFR Index+83 basis points), 4/1/2024 (Callable 5/1/2023)[1,2]	149,069
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.6%
24,000	AT&T, Inc. 6.334% (3-Month USD Libor+118 basis points), 6/12/2024[2]	24,102
	TOTAL CORPORATE BONDS
	(Cost $1,261,008)	1,260,226

	PREFERRED STOCKS — 7.1%
	BANKS — 1.1%
500	Citizens Financial Group, Inc. 6.350% (3-Month USD Libor+364 basis points), (Callable 4/6/2024)[1,4,5]	11,770
1,500	KeyCorp 6.125% (3-Month USD Libor+389 basis points), (Callable 12/15/2026)[1,4,5]	35,115
		46,885
	CONSUMER FINANCE — 1.1%
	Annaly Capital Management, Inc.
88	6.500% (3-Month USD Libor+417 basis points), (Callable 5/1/2023)[1,4,5]	2,095
2,000	10.170% (3-Month USD Libor+499 basis points), (Callable 5/2/2023)[1,4,5]	47,220
		49,315
	DIVERSIFIED BANKS — 0.2%
250	Citigroup Capital XIII 11.172% (3-Month USD Libor+637 basis points), 10/30/2040 (Callable 5/1/2023)[1,5]	7,135
	FINANCIAL SERVICES — 3.5%
6,000	Cowen, Inc. 7.750%, 6/15/2033 (Callable 6/15/2023)[1]	150,000

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Schedule of Investments
As of March 31, 2023 (Unaudited) (continued)

Principal Amount		Value
	PREFERRED STOCKS — 7.1% (Continued)
	UTILITIES — 1.2%
	Algonquin Power & Utilities Corp.
$1,250	6.875% (3-Month USD Libor+368 basis points), 10/17/2078 (Callable 10/17/2023)1,3,5	$28,700
1,000	6.200% (3-Month USD Libor+401 basis points), 7/1/2079 (Callable 7/1/2024)1,3,5	23,220
		51,920
	TOTAL PREFERRED STOCKS
	(Cost $306,766)	305,255
	PROMISSORY NOTES — 9.1%
395,000	A3 FBF, LLC 15.00%, 4/29/20236,7,8	395,000
	TOTAL PROMISSORY NOTES
	(Cost $395,000)	395,000
	U.S. GOVERNMENT AND AGENCIES — 28.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8%
	Government National Mortgage Association
300,941	1.743%, 10/20/2062 (Callable 1/20/2028)1,5,9	9,188
1,814,007	1.631%, 5/20/2063 (Callable 1/20/2029)1,5,9	54,064
1,276,543	1.329%, 6/20/2063 (Callable 6/20/2029)1,5,9	47,233
824,764	1.146%, 8/20/2063 (Callable 12/20/2033)1,5,9	15,136
1,258,379	1.487%, 5/20/2064 (Callable 1/20/2031)1,5,9	48,011
937,682	1.531%, 10/20/2064 (Callable 12/20/2033)1,5,9	32,260
549,121	0.018%, 4/20/2065 (Callable 7/20/2031)1,5,9	18,754
337,022	0.101%, 7/20/2065 (Callable 6/20/2033)1,5,9	17,455
747,057	1.940%, 9/20/2065 (Callable 6/20/2032)1,5,9	35,807
562,958	1.604%, 9/20/2065 (Callable 8/20/2031)1,5,9	19,015
635,939	1.257%, 4/20/2066 (Callable 2/20/2030)1,5,9	31,224
838,389	1.636%, 6/20/2066 (Callable 1/20/2033)1,2,9	37,402
1,166,484	1.660%, 9/20/2066 (Callable 1/20/2033)1,5,9	40,535
866,292	0.029%, 10/20/2066 (Callable 7/20/2031)1,5,9	29,753
1,191,981	1.862%, 10/20/2066 (Callable 9/20/2032)1,5,9	43,880
444,691	0.030%, 1/20/2067 (Callable 12/20/2033)1,5,9	17,295
808,311	1.989%, 4/20/2067 (Callable 6/20/2032)1,5,9	24,828
1,260,493	0.455%, 8/20/2067 (Callable 12/20/2034)1,5,9	42,675
527,341	0.929%, 8/20/2067 (Callable 11/20/2033)1,5,9	30,345
392,348	0.212%, 10/20/2067 (Callable 12/20/2033)1,5,9	33,343
1,193,956	0.293%, 10/20/2067 (Callable 8/20/2035)1,5,9	79,297
1,145,652	0.026%, 11/20/2067 (Callable 1/20/2035)1,5,9	52,951

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Schedule of Investments
As of March 31, 2023 (Unaudited) (continued)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 28.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
1,079,027	0.107%, 1/20/2068 (Callable 8/20/2032)1,5,9	$78,611
1,616,451	3.624%, 2/20/2068 (Callable 11/20/2034)1,5,9	66,636
453,827	1.672%, 3/20/2068 (Callable 11/20/2034)1,5,9	13,402
2,050,217	0.150%, 6/20/2069 (Callable 6/20/2042)1,5,9	80,323
1,885,410	0.021%, 7/20/20691,5,9,10	81,790
1,818,334	0.021%, 9/20/20691,5,9,10	87,523
1,444,268	0.030%, 11/20/20691,5,9,10	73,077
		1,241,813
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,862,996)	1,241,813

Number of Shares
	SHORT-TERM INVESTMENTS — 28.5%
1,233,057	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65%11,12	1,233,057
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,233,057)	1,233,057
	TOTAL INVESTMENTS — 102.7%
	(Cost $6,058,827)	4,435,351
	Liabilities In Excess Of Other Assets — (2.7)%	(115,331)
	TOTAL NET ASSETS — 100.0%	$4,320,020

LLC – Limited Liability Company

[1]	Callable.
[2]	Floating rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Perpetual security. Date shown is next call date.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $395,000, which represents 9.1% of total net assets of the Fund.
[7]	The maturity date listed is an estimate of the anticipated timing of full repayment.
[8]	Restricted security. The total value of these securities is $395,000, which represents 9.1% of total net assets of the Fund.
[9]	Interest-only security.
[10]	Call date not available.
[11]

All or a portion of this security is segregated as collateral for trading activity. The market value of the securities pledged as collateral was $201,859, which represents 4.7% of total net assets of the Fund.

[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Summary of Investments
As of March 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds	29.2%
U.S. Government and Agencies	28.8%
Short-term Investments and Other Assets and Liabilities	25.8%
Promissory Notes	9.1%
Preferred Stocks	7.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Statement of Assets and Liabilities
As of March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $6,058,827)	$4,435,351
Receivables:
Fund shares sold	14,749
Due from Adviser	88,202
Dividends and interest	46,484
Prepaid expenses	21,256
Total assets	4,606,042

Liabilities:
Due to broker	2,996
Payables:
Fund shares redeemed	224,122
Audit fees	14,708
Trustees’ fees and expenses	12,903
Fund administration fees	11,007
Fund accounting fees	4,836
Chief Compliance Officer fees	3,951
Transfer agent fees and expenses	3,131
Custody fees	1,913
Accrued other expenses	6,455
Total liabilities	286,022

Net Assets	$4,320,020

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,580,361
Total accumulated deficit	(4,260,341)
Net Assets	$4,320,020

Shares of beneficial interest issued and outstanding	665,550
Net asset value, offering, and redemption price per share	$6.49

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Statement of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

Investment income:
Dividends	$14,452
Interest	221,809
Total investment income	236,261

Expenses:
Advisory fees	34,481
Fund administration fees	33,135
Chief Compliance Officer fees	31,441
Legal fees	30,236
Transfer agent fees and expenses	27,537
Audit fees	14,709
Fund accounting fees	14,543
Trustees’ fees and expenses	12,819
Registration fees	12,010
Custody fees	9,974
Insurance fees	9,491
Pricing fees	7,706
Shareholder reporting fees	6,074
Miscellaneous fees	3,651
Total expenses	247,807
Advisory fees waived and other expenses absorbed	(192,637)
Net expenses	55,170
Net investment income	181,091

Realized and Unrealized Loss:
Net realized loss on:
Investments	(5,875)
Net change in unrealized appreciation/depreciation on:
Investments	(66,800)
Net realized and unrealized loss	(72,675)

Net Increase in Net Assets from Operations	$108,416

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$181,091	$461,016
Net realized loss on investments	(5,875)	(2,624,213)
Net change in unrealized appreciation/depreciation on investments	(66,800)	80,464
Net increase (decrease) in net assets resulting from operations	108,416	(2,082,733)

Distributions to shareholders:
Total distributions to shareholders	(183,278)	(1,146,608)

Capital Transactions:
Net proceeds from shares sold	25,208	83,843
Reinvestment of distributions	110,355	544,524
Cost of shares redeemed	(436,450)	(3,648,469)
Net decrease in net assets from capital transactions	(300,887)	(3,020,102)

Total decrease in net assets	(375,749)	(6,249,443)
Net Assets:
Beginning of period	4,695,769	10,945,212
End of period	$4,320,020	$4,695,769

Capital Share Transactions:
Shares sold	3,854	11,362
Shares reinvested	17,043	69,475
Shares redeemed	(67,453)	(529,242)
Net decrease in capital share transactions	(46,556)	(448,405)

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Statement of Cash Flows
For the Six Months Ended March 31, 2023 (Unaudited)

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$108,416
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(3,369,831)
Sales of investments	1,832,830
Net amortization on investments	30,072
Net realized loss on investments	5,875
Net realized gain on paydowns	(62)
Net change in unrealized appreciation/depreciation on investments	66,800
Change in short-term investments, net	3,693,086
(Increase)/Decrease in assets:
Dividends and interest	283
Due from Adviser	(35,221)
Prepaid expenses	(4,864)
Increase/(Decrease) in liabilities:
Audit and tax fees	(14,791)
Custody fees	(1,200)
Transfer agent fees and expenses	(7,000)
Fund administration fees	2,963
Chief Compliance Officer fees	(1,050)
Trustees’ fees and expenses	9,153
Fund accounting fees	1,458
Other accrued expenses	(19,720)
Net cash provided by operating activities	2,297,197

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	20,556
Cost of shares repurchased	(2,662,371)
Distributions paid to shareholders, net of reinvestments	(72,923)
Net cash (used in) financing activities	(2,714,738)

Net Decrease in Cash and Restricted Cash	(417,541)

Cash and Restricted Cash:
Cash, beginning of period	414,545
End of period[1]	$(2,996)

Non-cash financing activities not included herein consist of $110,355 of reinvested dividends.

[1]

Cash and restricted cash include cash segregated at custodian for futures contracts, cash deposited with broker and cash due to custodian, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Financial Highlights

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months	For the Year Ended September 30,
	Ended March 31, 2023 (Unaudited)	2022	2021	2020*
Net asset value, beginning of period	$6.59	$9.43	$10.25	$10.00
Income from Investment Operations:
Net investment income[1]	0.26	0.41	0.49	0.68
Net realized and unrealized gain (loss)	(0.10)	(2.25)	(0.81)	0.16
Total from investment operations	0.16	(1.84)	(0.32)	0.84

Less Distributions:
From net investment income	(0.24)	(0.44)	(0.50)	(0.59)
From net realized gain	(0.02)	(0.56)	-	-
Total distributions	(0.26)	(1.00)	(0.50)	(0.59)

Net asset value, end of period	$6.49	$6.59	$9.43	$10.25

Total return[2]	2.48%[3]	(21.00)%	(3.25)%[4]	8.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,320	$4,696	$10,945	$10,542

Ratio of expenses to average net assets (including brokerage fees):
Before fees waived	10.78%[5]	6.36%	5.66%[6,7]	7.99%[6]
After fees waived	2.40%[5]	1.99%[8]	1.95%[6]	1.95%[6]
Ratio of net investment income to average net assets (including brokerage fees):
Before fees waived	(0.50)%[5]	0.96%	1.24%[6,9]	0.53%[6]
After fees waived	7.88%[5]	5.33%	4.95%[6]	6.57%[6]

Portfolio turnover rate	26%[3]	24%	132%	89%

*

The Fund was organized with 10,000 shares of beneficial interest on August 29, 2019 for $100,000, which represents the seed investment made by the Principals of the Adviser. The Fund commenced operations on October 1, 2019.

[1]	Based on average shares outstanding for the period.
[2]

Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

[3]	Not annualized.
[4]	0.62% of the Fund’s total return consists of a voluntary reimbursement by the adviser for tax expense. Excluding this item, total return would have been (3.87)%.
[5]	Annualized.
[6]	Ratio of brokerage fees to average net assets was less than 0.005%.
[7]	Includes tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 5.09%.
[8]

Effective September 1, 2022, the Advisor has contractually agreed to limit the operating expenses to 2.40%. Prior to September 1, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.95%.

[9]	Includes tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.82%.

See accompanying Notes to Financial Statements.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited)

1. Organization

The Alpha Alternative Assets Fund (formerly, the A3 Alternative Income Fund) (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “Securities Act”) on May 9, 2019 and is authorized as a Delaware statutory trust. The Fund operates as an interval fund. Alpha Growth Management, LLC (“Alpha Growth”) serves as the investment adviser (the “Adviser”) of the Fund. Prior to September 1, 2022, A3 Financial Investments, LLC (“Previous Adviser”) served as the investment adviser of the Fund. The Fund’s investment objective is current income and long-term capital appreciation.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies and Accounting Standards Update 2013-08. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2023.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Distributions to Shareholders

Distributions are paid at least quarterly on the Fund’s shares of beneficial interest (“Shares”) in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on ex-date.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Reverse Mortgages

The Fund may invest in securities that reflect an interest in reverse mortgages, including Collateralized Mortgage Obligations (“CMOs”). Investments of this type may be accrual in nature and may be insured by the Government National Mortgage Association. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. Reverse mortgages are subject to different risks than traditional mortgages because the repayment for the loans is uncertain and may occur sooner or later than anticipated based on the life-span of the homeowner.

CMOs are typically privately offered and sold, which means that less information about the security may be available as compared to publicly offered securities or exchange listed securities and only certain institutions may buy and sell them. As a result, investments in CMOs may be characterized by the Fund as illiquid securities. The Fund invested in CMOs during the six months ended March 31, 2023.

Private Debt

The Fund may invest in private debt, which includes loans and similar investments typically made in private companies that are negotiated directly with the borrower, including first and second lien senior secured loans, hybrid loans (i.e., a combination of senior and subordinated debt), unsecured debt, and subordinated debt. Private debt will also include alternative lending arrangements such as pre-settlement financing for individual life settlements, lending facilities to life and annuity settlement investors, loans to premium finance lenders and securitized royalty contracts for pharmaceuticals. The Fund invested in private debt via Promissory Notes during the six months ended March 31, 2023.

Valuation of Investments

The Fund’s Valuation Committee (“Valuation Committee”) oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policies and procedures for the Fund (the “Valuation Procedures”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

CMOs are not traded on a national securities exchange and instead may be valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling pricing of similar securities. The types of factors that may be taken into account in pricing CMOs, such as reverse mortgages, include: the yield and spread of similar CMOs where pricing is available in the market; the riskiness and characteristics of the underlying pool of loans; features of the CMO, including weighted average life, investment size and weighted average spread of the underlying loans.

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or other non-exchange traded instruments. Due to the lack of centralized information and trading, the valuation of loans and other non-exchange traded instruments carries more risk than that of publicly traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a non-exchange traded instrument is sold in the market, the amount received by the Fund is less than the value that such security is carried at on the Fund’s books.

The values of some of the assets in the Fund’s portfolio are not readily determinable. The Adviser values these assets at fair value, as determined in good faith by the Adviser, subject to the oversight of the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Furthermore, the Adviser may not obtain third-party valuations for all of the Fund’s assets. Changes in the fair value of the Fund’s assets directly impact the Fund’s net income and the Fund’s NAV through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the Adviser’s determination of fair value has a material impact on the Fund’s net income and the Fund’s NAV.

While in many cases the Adviser‘s determination of the fair value of the Fund’s assets is based on valuations provided by third-party dealers and pricing services, the Adviser can and does value assets based upon its judgment and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers may claim to furnish valuations only as an accommodation and without special compensation, and so they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Adviser. Therefore, conflicts of interest exist because the Adviser is involved in the determination of the fair value of the Fund’s assets.

The prices provided by a pricing service or independent dealers or the fair value determinations made by the Valuation Committee of the Board of Trustees may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change and will vary depending on the information that is available. Pricing services that value fixed-income securities generally utilize a range of market-based and security specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Investments may transact in a negotiated manner via appointment, auction, offer or bid wanted in competition. Transaction price and valuation may vary by position size, asset type, investment holding period constraints and modeled cash flow assumptions. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional size, but such securities may be held, or transactions may be conducted in such securities in smaller sizes. Investment size can influence price in negotiated markets and result in the same security having a wide range of prices. Standalone smaller investment positions often trade at lower prices than larger institutional positions. The Fund’s investments in certain fixed-income instruments purchased in smaller sized transactions may contribute positively to the Fund’s performance. As Fund asset levels increase, similar smaller sized transactions, if any, may not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Derivatives and Hedging Disclosures

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance, and cash flows. As of March 31, 2023, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities and Statement of Operations.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Credit Risk

There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

3. Principal Risks (continued)

well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Interest Rate Risk

Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments

Asset-Backed and Mortgage-Backed Security Risk

Prepayment risk is associated with mortgage-backed and asset-backed securities including CMOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family properties, multi-family properties, and/or commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets experienced extraordinary weakness and volatility in the aftermath of the 2007-2008 financial crisis. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities. Certain ABS and MBS that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments.

LIBOR Risk

Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On March 5, 2021, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced the timeline for the cessation of all LIBOR benchmarks. All LIBOR benchmarks related to sterling, euro, Swiss franc and Japanese yen and the 1-week and 2-month US dollar settings permanently ceased immediately after December 31, 2021, and the remaining US dollar settings will cease immediately after June 30, 2023. The transition away from Reference Rates may lead to increased volatility and illiquidity in

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

3. Principal Risks (continued)

markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance, or financial condition.

4. Investment Advisory and Other Agreements

Alpha Growth Management, LLC serves as the Fund’s investment adviser pursuant to a management agreement with the Fund that has an initial two-year term and is subject to annual renewal thereafter by the Fund’s Board of Trustees (the “Board”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s average daily net assets (the “Advisory Fee”).

The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2024, to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs) to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.40% per annum of the Fund’s average daily net assets. Prior to September 1, 2022, the Expense Limitation Agreement was 1.95%.

For the six months ended March 31, 2023, the Adviser waived fees and reimbursed expenses totaling $192,637. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Adviser, the Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2023, the amount of these potentially recoverable expenses is $226,020 expiring on the dates below:

September 30, 2025	$33,383
September 30, 2026	192,637
Total	$226,020

The Adviser has engaged Haven Asset Management (Interval Funds) LLC, to act as investment sub-adviser to the Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser, Sub-Adviser and the Fund effective September 1, 2022. The Adviser has delegated investment discretion for a portion of the Fund’s portfolio to the Sub-Adviser. The Adviser allocates uninvested cash (typically up to 25% of the portfolio) to the investment sub-adviser, to invest in highly liquid, high yield securities. For its services rendered with respect to the Fund the Sub-Adviser shall receive an annual management fee of 0.75% of the average daily net assets managed by the Sub-Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

Foreside Financial Services, LLC serves as the Fund’s distributor (the “Distributor”) and Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Fund; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for services provided for the six months ended March 31, 2023, are reported on the Statement of Operations.

Certain officers and a Trustee of the Fund are employees of the Adviser or affiliated with the Distributor.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

5. Control Ownership

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, there were no shareholders holding 25% ownership in the fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

6. Fair Value of Investments

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Adviser in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$—	$1,260,226	$—	$1,260,226
Preferred Stocks	305,255	—	—	305,255
Promissory Notes	—	—	395,000	395,000
U.S. Government and Agencies	—	1,241,813	—	1,241,813
Short-Term Investments	1,233,057	—	—	1,233,057
Total Investments	$1,538,312	$2,502,039	$395,000	$4,435,351

All transfers between fair value levels are recognized by the Fund at the end of each reporting period.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

6. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended March 31, 2023:

Promissory Notes
September 30, 2022	$434,726
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(37,297)
Principal paydowns	(2,429)
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Amortization	—
March 31, 2023	$395,000

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increase in Input(1)
Promissory Notes	$395,000	Income Approach	Collateral Control	N/A	Increase

(1)

This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect

7. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there are no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of the Adviser or Distributor or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Adviser. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity. A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

7. Capital Stock (continued)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the repurchase offer ends, or the next business day if the 14th day is not a business day. The results of the repurchase offers conducted for the six months ended March 31, 2023 are as follows:

Commencement Date	November 16, 2022	February 17, 2023
Repurchase Request	December 16, 2022	March 17, 2023
Repurchase Pricing date	December 30, 2022	March 31, 2023

Net Asset Value as of Repurchase Offer Date	$6.45	$6.49
Amount Repurchased	$212,328	$224,122
Percentage of Outstanding Shares Repurchased	4.55%	4.93%

8. Federal Income Taxes

At March 31, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$6,058,973
Gross unrealized appreciation	$3,611
Gross unrealized depreciation	(1,627,233)
Net unrealized depreciation on investments	$(1,623,622)

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis for the fund were as follows:

Undistributed ordinary income	$12,421
Undistributed long-term gains	—
Tax accumulated earnings	12,421
Accumulated capital and other losses	$(2,640,611)
Organizational costs deferral	(613)
Unrealized depreciation on investments	(1,556,676)
Total accumulated deficit	$(4,185,479)

As of September 30, 2022, the Fund had a short-term capital loss carryover of $185,164 and a long-term capital loss carryover of $2,455,447. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows:

	2022	2021
Distribution paid from:
Ordinary income	$1,040,778	$567,136
Net long-term capital gains	105,830	—
Total distributions paid	$1,146,608	$567,136

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

9. Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2023 is as follows:

Security	Initial Acquisition Date	Amount or Units	Cost	Fair Value	% of Net Assets
A3 FBF, LLC, 15.00%, 4/29/2023	4/28/2022	395,000	$395,000	$395,000	9.1%

10. Investment Transactions

For the six months ended March 31, 2023, purchases and sales of investments, excluding short-term investments, were $1,670,730 and $647,970, respectively.

11. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

12. Short-Term Investments

The Alpha Alternative Assets Fund invests a significant amount (28.5% of its net assets as of March 31, 2023) in the Fidelity Investments Money Market Government Portfolio – Institutional Class (“FIGXX”). FIGXX seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. FIGXX normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. FIGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov. The net expense ratio per the September 30, 2022 Semi-Annual report of the FIGXX was 0.14%.

13. Change in Independent Public Accountant

On May 24, 2023, the Fund, by action of the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending September 30, 2023. Previously, BBD, LLP (“BBD”) served as the independent registered public accounting firm to the Fund. In March 2023, Cohen acquired the investment management group of BBD.

BBD’s report on the financial statements for the Fund for the fiscal year ended September 30, 2022 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal year there were no (i) disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal year ended September 30, 2022, neither the Fund nor anyone on behalf of the Fund had consulted Cohen on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on an Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Cohen does not reflect any disagreements or dissatisfaction by the Fund, the Board, or the Audit Committee with the performance of BBD.

Alpha Alternative Assets Fund, (AAACX)

Notes to Financial Statements
March 31, 2023 (Unaudited) (continued)

14. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Fund commenced a repurchase offer on May 16, 2023 as follows:

Commencement Date	May 16, 2023
Repurchase Request	June 16, 2023
Repurchase Pricing date	June 30, 2023

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Alpha Alternative Assets Fund, (AAACX)

Other Information
March 31, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at (877) 774-7724 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

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Investment Adviser

Alpha Growth Management LLC
1615 South Congress Avenue, Suite 103
Delray Beach, Florida 33445
alphagrowthmgt.com

Sub-Adviser

Haven Asset Management (Interval Funds) LLC
537 Steamboat Road, Suite 302
Greenwich, CT 06830
hamllc.com

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm

Cohen & Company
1835 Market St., Suite 310
Philadelphia, PA 19103

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”). No such proposals were received.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Alpha Alternative Assets Fund

By (Signature and Title)*	/s/Gobind Sahney
Gobind Sahney
(President and Principal Executive Officer)

Date	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/Gobind Sahney
Gobind Sahney
(President and Principal Executive Officer)

Date	June 9, 2023

By (Signature and Title)*	/s/Jason Sutherland
Jason Sutherland
(Treasurer and Principal Financial Officer)

Date	June 9, 2023